Financial items (Table)	12 Months Ended
Dec. 31, 2017
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
	Full year
(in USD million)	2017	2016	2015

Foreign exchange gains (losses) derivative financial instruments	(920)	353	548
Other foreign exchange gains (losses)	1,046	(473)	(793)

Net foreign exchange gains (losses)	126	(120)	(245)

Dividends received	63	46	42
Gains (losses) financial investments	108	(0)	47
Interest income financial investments	64	63	76
Interest income non-current financial receivables	24	22	23
Interest income current financial assets and other financial items	228	305	208

Interest income and other financial items	487	436	396

Gains (losses) derivative financial instruments	(61)	470	(491)

Interest expense bonds and bank loans and net interest on related derivatives	(1,004)	(830)	(707)
Interest expense finance lease liabilities	(26)	(26)	(27)
Capitalised borrowing costs	454	355	392
Accretion expense asset retirement obligations	(413)	(420)	(481)
Interest expense current financial liabilities and other finance expense	86	(122)	(147)

Interest and other finance expenses	(903)	(1,043)	(971)

Net financial items	(351)	(258)	(1,311)